Share capital - Warrant Plans (Details)			12 Months Ended
	Sep. 16, 2014 shares € / shares	Apr. 10, 2013 € / shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)			0
Par value per share (euro per share) | € / shares			€ 0.03	€ 0.03
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)			0	0
Exercise price (in euros per share) | € / shares		€ 6.37
Number of awards lapsed or cancelled during the period (in shares)			0	6,000
BSA 2013 | Supervisory Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)	14,000
Par value per share (euro per share) | € / shares	€ 0.03
Exercise price (in euros per share) | € / shares	€ 17.67
Number of awards lapsed or cancelled during the period (in shares)			10,000